BOND INDEX PORTFOLIO
ANNUAL REPORT TO INVESTORS

MAY 31, 1997

[Graphic]
Cusip 314204108
G01854-01 (7/97)

[Graphic]

BOND INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS

MAY 31, 1997

    PRINCIPAL

AMOUNT                                                                                                     VALUE

 ASSET-BACKED SECURITIES -- 0.3%
                 AUTOMOTIVE -- 0.3%

 $       109,913 Premier Auto Trust 1994-2, Class A3, 6.35%, 5/2/2000
$           110,187

                  TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $108,899)                   110,187
 CORPORATE BONDS -- 17.7%
                 AUTOMOBILE -- 1.1%
         475,000 Ford Motor Co., Debenture, 7.125%,

11/15/2025                                                       440,833

                 BANKING -- 0.8%
         300,000 Summit Bancorp, Bond, 8.40%,

3/15/2027                                                              302,082
                 BEVERAGE & TOBACCO -- 1.9%
         275,000 Anheuser-Busch Cos., Inc., Note, 7.00%,
9/1/2005                                                    273,586

         150,000 PepsiCo, Inc., Debenture, 7.625%,

12/18/1998                                                        152,835
         350,000 Philip Morris Cos., Inc., Note, 6.375%,
2/1/2006                                                    326,078

Total                                                                                              752,499

                 COMMUNICATIONS -- 2.3%
         200,000 Lucent Technologies, Inc., Note, 7.25%,

7/15/2006                                                   201,850
         450,000 Motorola, Inc., Debenture, 7.50%,

5/15/2025                                                         451,300
         250,000 Sprint Corp., Note, 8.125%,

7/15/2002                                                               262,183

Total                                                                                              915,333

                 DRUGS -- 0.6%

         250,000 American Home Products Corp., Note, 7.70%, 2/15/2000                                  256,300
                 ELECTRONICS -- 0.8%
         350,000 Oracle Corp., Sr. Note, 6.91%,

2/15/2007                                                            338,961

                 FINANCE -- 2.4%
         400,000 FINOVA Capital Corp., Note, 7.40%,

6/1/2007                                                         401,676
         250,000 Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015

262,840

         300,000 Salomon, Inc., Sr. Note, 7.75%,

5/15/2000                                                           307,278

Total                                                                                              971,794

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 CORPORATE BONDS -- CONTINUED
                 FINANCE - AUTOMOTIVE -- 0.7%

 $       300,000 General Motors Acceptance Corp., Note, 5.625%, 2/15/2001                    $           287,652
                 FOOD PRODUCTS -- 0.9%
         350,000 Nabisco, Inc., Unsecd. Note, 8.00%,
1/15/2000                                                       359,996
                 OIL & GAS -- 0.7%

         265,000 Occidental Petroleum Corp., Sr. Note, 10.125%, 11/15/2001
296,328

                 RETAILERS -- 1.5%

         300,000 Penney (J.C.) Co., Inc., Note, 7.375%,
6/15/2004                                                    303,366

         300,000 Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004
307,911

Total                                                                                              611,277
                 SOVEREIGN GOVERNMENT -- 2.0%
         150,000 Colombia, Republic of, Bond, 7.625%,
2/15/2007                                                      144,210
         300,000 Italy (Republic of), Debenture, 6.875%,
9/27/2023                                                   276,483

         400,000 Quebec, Province of, Debenture, 7.125%,
2/9/2024                                                    369,732

Total                                                                                              790,425

                 UTILITIES -- 2.0%
         275,000 Duke Power Co., 1st Ref. Mtg., 7.50%,

8/1/2025                                                      263,062
         500,000 Pacific Gas & Electric Co., 1st Ref. Mtg., 7.875%,

3/1/2002                                     519,270

Total                                                                                              782,332
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $7,177,723)                            7,105,812
 GOVERNMENT AGENCIES -- 3.7%

                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.0%
         200,000 7.23%,

12/17/2002                                                                                   198,938
         175,000 7.90%,

9/19/2001                                                                                    182,929

Total                                                                                              381,867
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.0%
         390,000 7.50%,

2/11/2002                                                                                    403,346

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 GOVERNMENT AGENCIES -- CONTINUED
                 GOVERNMENT AGENCY -- 1.7%

 $       675,000 Private Export Funding Corp., 7.30%, 1/31/2002
$           692,341

                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,488,047)              1,477,554
 MORTGAGE-BACKED SECURITIES -- 28.1%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.7%
         410,723 6.50%,

2/1/2011                                                                                     401,350
         440,713 7.00%,
1/1/2012                                                                                     438,368
         318,922 7.00%,
5/1/2024                                                                                     312,942
         306,595 7.00%,
6/1/2024                                                                                     300,847
         372,910 7.00%,
1/1/2027                                                                                     363,468
         495,175 7.50%,
6/1/2026                                                                                     494,248
         296,337 7.50%,
11/1/2026                                                                                    295,688
         400,000 7.50%,

5/1/2027                                                                                     399,124
         256,537 8.00%,
7/1/2002                                                                                     262,574
         371,281 8.50%,
3/1/2025                                                                                     384,910
         225,438 9.00%,
4/1/2022                                                                                     239,690

Total                                                                                            3,893,209
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.9%
         300,000 7.00%,

5/1/2004                                                                                     300,000
         237,234 7.00%,
6/1/2009                                                                                     236,862
         381,916 7.00%,
5/1/2024                                                                                     374,156
         293,678 7.00%,
6/1/2024                                                                                     287,437
         297,527 7.50%,
6/1/2011                                                                                     300,874
         441,301 7.50%,
12/1/2011                                                                                    446,266
         236,733 7.50%,

2/1/2026                                                                                     236,141
         499,128 7.50%,
11/1/2026                                                                                    497,097
         466,255 8.00%,

3/1/2026                                                                                     474,414

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 MORTGAGE-BACKED SECURITIES -- CONTINUED

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
 $       394,782 8.50%, 8/1/2023
$           411,884
         465,875 8.50%,

10/1/2026                                                                                    481,598
         315,454 9.00%,

6/1/2025                                                                                     332,605

Total                                                                                            4,379,334
                 GOVERNMENT NATIONAL MORTGAGE ASSOCOCIATION -- 7.5%
         457,086 7.50%,

7/15/2011                                                                                    463,796
         431,039 7.50%,

6/15/2024                                                                                    431,172
         479,747 7.50%,

6/15/2024                                                                                    479,896
         479,674 7.50%,

6/15/2026                                                                                    477,722
         465,031 8.00%,

8/15/2026                                                                                    473,169
         385,673 8.00%,

1/15/2027                                                                                    392,422
         120,578 9.50%,

1/15/2019                                                                                    129,966
         164,038 9.50%,

10/15/2020                                                                                   176,728

Total                                                                                            3,024,871
     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,162,834)11,297,414
 U.S. TREASURY SECURITIES -- 46.9%
                 U.S. TREASURY BONDS -- 13.2%

         450,000 7.125%,

2/15/2023                                                                                   456,327
       3,375,000 7.25%,

5/15/2016                                                                                  3,472,571
       1,170,000 9.375%,

2/15/2006                                                                                 1,377,488

Total                                                                                            5,306,386
                 U.S. TREASURY NOTES -- 33.7%
       1,425,000 5.875%,

8/15/1998                                                                                 1,422,991
       1,505,000 6.25%,

2/15/2003                                                                                  1,484,547
       1,500,000 6.50%,

5/31/2001                                                                                  1,501,875
         450,000 6.50%,

5/15/2005                                                                                    446,063
         500,000 6.50%,

10/15/2006                                                                                   493,905
       2,200,000 7.00%,

4/15/1999                                                                                  2,231,614

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 U.S. TREASURY SECURITIES -- CONTINUED
                 U.S. TREASURY NOTES -- CONTINUED

 $     1,025,000 7.125%, 10/15/1998
$         1,039,729

         975,000 7.25%,

5/15/2004                                                                                  1,009,886
       2,525,000 8.875%,

5/15/2000                                                                                 2,695,438
       1,200,000 9.00%,

5/15/1998                                                                                  1,234,308

Total                                                                                           13,560,356
             TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $18,957,873)         18,866,742
 (A)REPURCHASE AGREEMENT -- 3.1%

       1,240,000 BT Securities Corp., 5,56%, dated 5/30/1997, due 6/2/1997
                 (AT AMORTIZED

COST)                                                                               1,240,000
                  TOTAL INVESTMENTS (IDENTIFIED COST $40,135,376)(B)    $        40,097,709

(a) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $40,142,407. The net unrealized depreciation of investments on a federal tax basis amounts to $44,698 which is comprised of $200,103 appreciation and $244,801 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($40,230,345) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified cost $40,135,376
 and tax cost $40,142,407)                                                              $40,097,709
 Cash                                                                                         2,371
 Income receivable                                                                          450,370
 Receivable for investments sold                                                            104,522
   Total assets                                                                          40,654,972

 LIABILITIES:

 Payable for investments purchased                                            $398,940
 Accrued expenses                                                               25,687

   Total liabilities                                                                        424,627
 NET ASSETS                                                                             $40,230,345

 NET ASSETS CONSIST OF:

 Paid in capital for beneficial interests                                               $40,230,345

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                        $ 2,117,053

 EXPENSES:

 Investment advisory fee                                                          $   73,686
 Administrative personnel and services fee                                            60,000
 Custodian fees                                                                       27,056
 Directors'/Trustees' fees                                                            11,700
 Auditing fees                                                                        20,258
 Legal fees                                                                            4,800
 Portfolio accounting fees                                                            72,162
 Printing and postage                                                                  2,500
 Insurance premiums                                                                    2,613
 Miscellaneous                                                                         2,381
     Total expenses                                                                  277,156
 Waivers and reimbursements --
     Waiver of investment advisory fee                              $  (73,686)
     Reimbursement of other operating expenses                        (144,521)
         Total waivers and reimbursements                                           (218,207)
                  Net expenses                                                                        58,949
                   Net investment income                                                           2,058,104
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                     54,299
 Net change in unrealized depreciation of investments                                                 65,788
     Net realized and unrealized gain on investments                                                 120,087
         Change in net assets resulting from operations                                          $ 2,178,191

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                                     YEAR ENDED MAY 31,
                                                                                  1997               1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                    $       2,058,104   $     1,141,277
 Net realized gain on investments                                                    54,299           228,503
 Net change in unrealized appreciation (depreciation)                                65,788          (715,007)
  Change in net assets resulting from operations                                  2,178,191           654,773
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Additions                                                                       34,754,102        18,879,856
 Reductions                                                                     (19,301,390)      (13,216,042)
  Net increase from transactions in investors' beneficial interest               15,452,712         5,663,814
    Change in net assets                                                         17,630,903         6,318,587
 NET ASSETS:

 Beginning of period                                                             22,599,442        16,280,855
 End of period                                                            $      40,230,345   $    22,599,442

(See Notes which are an integral part of the Financial Statements)

FEDERATED INVESTMENT PORTFOLIOS
BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997

1. ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of shares of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  PREDECESSOR PORTFOLIO -- Effective January 2, 1996, (the "Transaction Date") the Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio (the "Predecessor Portfolio"), a portfolio of St. James Portfolios, having a market value of $16,913,859, in exchange for shares of beneficial interest in the Portfolio. These assets acquired represented substantially all of the Predecessor Portfolio's assets as of the Transaction Date. The Statement of Changes in Net Assets, and Selected Financial Data presented herein include the operations and selected financial data of the Predecessor Portfolio for the periods prior to January 2, 1996.

  INVESTMENT VALUATIONS -- Listed corporate bonds and other fixed-income and asset backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  REPURCHASE AGREEMENTS -- The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

  If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  FEDERAL INCOME TAXES -- The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a subadvisory contract with the United States Trust Company of New York ("U.S. Trust"). Under the terms of the subadvisory contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the year ended May 31, 1997, the Adviser and U.S. Trust voluntarily agreed to waive all of their fees.

  ADMINISTRATIVE FEE -- Federated Administrative Services, Inc.
  ("FAS") provides the Portfolio with administrative personnel and services. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

  PORTFOLIO ACCOUNTING FEE -- Federated Services Company ("FServ"), an affiliate of FAS, maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN -- Effective June 5, 1996, State Street Bank and Trust Company became the custodian of the Portfolio's assets for which it receives a fee.

  Prior to June 5, 1996, Investors Bank & Trust Company ("IBT") served as custodian of the Portfolio's assets pursuant to a Custody
  Agreement between IBT and the Portfolio.

  GENERAL -- Certain of the Officers and Trustees of the Portfolio Series are Officers and Directors or Trustees of the above companies.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended May 31, 1997, were as follows:

COST OF PURCHASES      $30,943,318
PROCEEDS FROM SALES    $14,531,264

5. SELECTED FINANCIAL DATA

                          YEAR ENDED MAY 31,
                           1997 1996 1995(A)

 RATIOS TO AVERAGE NET ASSETS

  Expenses                               0.20%       0.09%       0.00%*
  Net investment income                  7.06%       7.00%       7.45%*
  Expense waiver/reimbursement(b)        0.75%       0.89%       0.69%*
 SUPPLEMENTAL DATA

  Portfolio turnover                       49%         43%         67%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Investors of the BOND INDEX PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of the Bond Index Portfolio, a series of Federated Investment Portfolios, as of May 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Bond Index Portfolio at May 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
July 15, 1997

TRUSTEES

John F. Donahue
J. Christopher Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

J. Christopher Donahue
  President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
Victor R. Siclari

  Assistant Secretary